Angel Oak Mortgage Trust I, LLC ABS-15G

 Exhibit 99.32

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
2026040963			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2026040964	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 XXX Credit Report is Expired (Greater than XXX Days from Closing/Settlement Date)	Resolved-XXX: Resolved. Received XXX report. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Counter-XXX:  Countered.  XXX report dated XXX closing date was XXX.  XXX is greater than XXX days old.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Buyer-XXX
Open-Borrower 1 XXX Credit Report is Expired (Greater than XXX days from Closing/Settlement Date). An Undisclosed Debt Notification (UDN) dated it should be with in XXX days of the Note Date. - Due Diligence Vendor-XXX	Resolved-XXX: Resolved. Received XXX report. - Due Diligence Vendor-XXX	Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
																									Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX		XXX.pdf XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
2026040964	C	A	C	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Title	Property XXX Issue	Resolved-XXX: Resolved. Received updated XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. attached prelim effective date start on XXX - Buyer-XXX
Open-Property XXX Issue The XXX report/commitment/certification is valid for XXX days. Since the effective date is XXX, it has now expired. - Due Diligence Vendor-XXX	Resolved-XXX: Resolved. Received updated XXX - Due Diligence Vendor-XXX	Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of XXX (XXX) Or More Years At Current Job - XXX Years
Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - Borrower 1 Has Stable Time In Profession By XXX (XXX) Years Or More - XXX Years
																									Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Low Credit Usage Ratio Of XXX Percent (XXX%) Or Less - Credit Line Usage Ratio equals XXX		XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
2026040962			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	NA